Debt Financings (Details) (USD $)				3 Months Ended	9 Months Ended					3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method	Sep. 30, 2013 Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method	Dec. 31, 2012 AeroTurbine Revolving Credit Agreement	Sep. 30, 2013 Senior Debt Obligations	Dec. 31, 2012 Senior Debt Obligations	Dec. 31, 2011 Senior Debt Obligations
Sep. 30, 2013
Senior Debt Obligations
Adjustments to interest expense to correct and fully align amortization of deferred debt issue costs and debt discounts in prior periods with the effective interest method
											Sep. 30, 2013 Senior Debt Obligations Adjustments to interest expense to correct and fully align amortization of debt discounts in prior periods with the effective interest method	Sep. 30, 2013 Secured Debt aircraft	Dec. 31, 2012 Secured Debt aircraft	Dec. 31, 2011 Secured Debt	Sep. 30, 2013 Secured Debt Senior secured bonds aircraft	Dec. 31, 2012 Secured Debt Senior secured bonds aircraft	Dec. 31, 2011 Secured Debt Senior secured bonds	Sep. 30, 2013 Secured Debt ECA and Ex-Im financings aircraft	Dec. 31, 2012 Secured Debt ECA and Ex-Im financings aircraft	Dec. 31, 2011 Secured Debt ECA and Ex-Im financings	Sep. 30, 2013 Secured Debt Bank debt aircraft	Dec. 31, 2012 Secured Debt Bank debt aircraft	Dec. 31, 2011 Secured Debt Bank debt	Sep. 30, 2013 Secured Debt Bank debt Consolidated VIEs	Dec. 31, 2012 Secured Debt Bank debt Consolidated VIEs	Dec. 31, 2011 Secured Debt Bank debt Consolidated VIEs	Sep. 30, 2013 Secured Debt Institutional secured term loans aircraft	Dec. 31, 2012 Secured Debt Institutional secured term loans aircraft	Dec. 31, 2011 Secured Debt Institutional secured term loans	Sep. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Sep. 30, 2013 Unsecured Debt	Dec. 31, 2012 Unsecured Debt	Dec. 31, 2011 Unsecured Debt	Sep. 30, 2013 Unsecured Debt Bonds and medium-term notes	Dec. 31, 2012 Unsecured Debt Bonds and medium-term notes	Dec. 31, 2011 Unsecured Debt Bonds and medium-term notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,395,119,000										$ 8,286,875,000	$ 9,504,372,000		$ 3,900,000,000	$ 3,900,000,000	$ 3,900,000,000	$ 1,828,648,000	$ 2,193,229,000	$ 2,335,147,000	$ 1,808,227,000	$ 1,961,143,000	$ 2,246,936,000				$ 750,000,000	$ 1,450,000,000	$ 1,300,000,000						$ 13,025,538,000	$ 13,890,747,000	$ 13,658,769,000
Net Book Value												14,904,170,000	17,550,276,000		5,962,533,000	6,485,121,000		5,015,092,000	5,338,188,000		2,622,782,000	2,925,637,000					1,303,763,000	2,801,330,000
Number of Aircraft												405	453		174	174		118	119		61	63					52	97
Less: Deferred debt discount												(5,398,000)	(15,125,000)	(17,452,000)																		(33,712,000)	(37,207,000)	(39,128,000)		(37,207,000)	(39,128,000)
Secured debt financing, net of deferred debt discount	8,281,477,000	9,489,247,000	9,764,631,000									8,281,477,000	9,489,247,000	9,764,631,000
Unsecured debt financing, net of deferred debt discount	12,991,826,000	13,853,540,000	13,619,641,000																													12,991,826,000	13,853,540,000	13,619,641,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Debt financing, net of deferred debt discount	22,273,303,000	24,342,787,000	24,384,272,000				21,273,303,000	23,342,787,000	23,384,272,000
Non-recourse to ILFC																								177,900,000	270,500,000	97,000,000
Decrease (increase) to pre-tax loss				18,600,000	19,500,000					18,600,000	4,000,000
Amount outstanding under the facility						$ 260,000,000																								$ 334,500,000	$ 260,000,000